Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Asset Retirement Obligations [Abstract]
Asset retirement obligations, beginning of period	$ 17,833,000	$ 13,937,000
Liability assumed
Additional layer		1,986,000
Accretion expense	1,103,000	1,910,000
Asset retirement obligations, end of period	$ 18,936,000	$ 17,833,000